Investments (Tables)	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt Securities, Available-for-Sale
The following table summarizes the fair value of fixed maturity investments:

	June 30, 2026
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$420.5	$1.5	$(1.1)	$420.9
Agencies	3.8	—	—	3.8
Non-U.S. government	38.5	0.1	(0.1)	38.5
Corporate bonds	1,699.3	12.9	(2.9)	1,709.3
Residential mortgage-backed	402.2	2.3	(0.1)	404.4
Commercial mortgage-backed	9.5	—	—	9.5
Other asset-backed securities	271.8	0.8	(0.5)	272.1
Total fixed maturity securities	$2,845.6	$17.6	$(4.7)	$2,858.5

	December 31, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$477.8	$6.6	$(0.2)	$484.2
Agencies	6.9	—	—	6.9
Non-U.S. government	46.6	0.6	—	47.2
Corporate bonds	1,616.8	35.7	(0.3)	1,652.2
Residential mortgage-backed	244.3	5.6	—	249.9
Commercial mortgage-backed	1.0	—	—	1.0
Other asset-backed securities	197.2	1.9	(0.1)	199.0
Total fixed maturity securities	$2,590.6	$50.4	$(0.6)	$2,640.4
The composition of the fair values of fixed maturity securities by credit rating is as follows:

	June 30, 2026		December 31, 2025
	Fair Value	%	Fair Value	%
AAA	$273.1	9%	$216.1	9%
AA	964.3	34%	891.2	34%
A	1,187.6	42%	1,118.8	42%
BBB	406.3	14%	382.8	14%
Below BBB	27.2	1%	31.5	1%
Total fixed maturity securities	$2,858.5	100%	$2,640.4	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	June 30, 2026		December 31, 2025
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$204.8	$205.1	$233.0	$234.2
Due after one year through five years	1,433.6	1,442.6	1,503.5	1,532.4
Due after five years through ten years	669.3	671.4	520.3	534.3
Due after ten years	537.9	539.4	333.8	339.5
Total fixed maturity securities	$2,845.6	$2,858.5	$2,590.6	$2,640.4
The Company’s short-term investments consist of U.S. Treasuries, corporate bonds and other asset-backed securities with maturities of 90 days or greater but less than one year at the time of purchase:

	June 30, 2026
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$253.8	$—	$(0.2)	$253.6
Corporate bonds	1.2	—	—	1.2
Total short-term investments	$255.0	$—	$(0.2)	$254.8

	December 31, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$109.9	$—	$—	$109.9
Corporate bonds	1.0	—	—	1.0
Other asset-backed securities	0.4	—	—	0.4
Total short-term investments	$111.3	$—	$—	$111.3
The composition of the fair values of short-term investments by credit rating is as follows:

	June 30, 2026		December 31, 2025
	Fair Value	%	Fair Value	%
AAA	$—	—%	$0.4	—%
AA	253.7	100%	109.9	99%
A	1.0	—%	0.7	1%
BBB	0.1	—%	0.3	—%
Total short-term investments	$254.8	100%	$111.3	100%

Schedule of Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available-for-sale portfolio:

	June 30, 2026
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$378.5	$(1.3)	$—	84
Non-U.S. government	5.7	(0.1)	—	4
Corporate bonds	344.0	(2.8)	(0.1)	344
Residential mortgage-backed	14.2	(0.1)	—	5
Commercial mortgage-backed	2.3	—	—	5
Other asset-backed securities	73.8	(0.4)	(0.1)	57
Total	$818.5	$(4.7)	$(0.2)	499

	December 31, 2025
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$50.1	$(0.1)	$(0.1)	49
Non-U.S. government	5.3	—	—	3
Corporate bonds	53.3	(0.3)	—	132
Residential mortgage-backed	2.2	—	—	1
Other asset-backed securities	25.3	(0.1)	—	30
Total	$136.2	$(0.5)	$(0.1)	215

Schedule of Allowance for Expected Credit Losses
The following table provides a roll forward of the allowance for expected credit losses of the Company’s securities classified as available-for-sale:

	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Balance at beginning of period	$2.8	$1.9	$0.6	$5.9
Expected credit losses on securities where credit losses were not previously recognized	1.7	0.2	3.9	0.7
Reductions for expected credit losses on securities where credit losses were previously recognized	(0.3)	(0.8)	(0.2)	(5.2)
Securities sold/redeemed/matured	(0.6)	(0.7)	(0.7)	(0.8)
Balance at end of period	$3.6	$0.6	$3.6	$0.6

Schedule of Other Investments at Fair Value
The following table provides a summary of the Company’s other investments by investment strategy:

	June 30, 2026		December 31, 2025
	Fair Value	%	Fair Value	%
Fixed income funds	$270.5	41%	$243.0	50%

Hedge funds
Credit	26.3	4%	25.0	5%
Global macro	48.1	7%	41.6	9%
Long/short	192.5	29%	67.4	14%
Multi-strategy and event-driven	100.9	15%	96.8	20%
Total hedge funds	367.8	55%	230.8	48%

Private credit funds	23.4	4%	11.9	2%
Total other investments	$661.7	100%	$485.7	100%

Schedule of Components of Net Investment Return
The components of net investment return are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Net interest and dividend income	$46.2	$47.0	$91.6	$98.3
Investment expenses	(2.2)	(2.4)	(3.9)	(4.2)
Net investment income	44.0	44.6	87.7	94.1
Net realized gains/(losses) on fixed maturity securities, available-for-sale	(0.7)	0.8	(0.7)	1.6
Net realized gain on derivatives	—	—	0.1	—
Net realized and unrealized gains on other investments	26.4	4.6	26.9	5.7
Change in provision for expected credit losses	(0.8)	1.3	(3.0)	5.3
Net realized and unrealized investment gains	24.9	6.7	23.3	12.6
Total realized and unrealized investments gains/(losses) and net investment income	$68.9	$51.3	$111.0	$106.7